UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2006

Date of reporting period:	10/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

Jennison 20/20 Focus Fund

Schedule of Investments as of October 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS
Aerospace & Defense 4.1%
528,700	Honeywell International, Inc.	$18,081,540
251,000	Northrop Grumman Corp.	13,466,150

		31,547,690

Biotechnology 4.3%
211,900	Amgen, Inc. (a)(b)	16,053,544
182,600	Genentech, Inc. (a)	16,543,560

		32,597,104

Capital Markets 4.7%
1,203,000	Charles Schwab Corp. (The)	18,285,600
274,000	Merrill Lynch & Co., Inc.	17,738,760

		36,024,360

Chemicals 2.2%
399,200	E.I. du Pont de Nemours & Co.	16,642,648

Commercial Services & Supplies 2.8%
732,500	Waste Management, Inc.	21,616,075

Computers & Peripherals 1.9%
256,100	Apple Computer, Inc. (a)	14,748,799

Consumer Finance 2.3%
361,800	American Express Co.	18,006,786

Energy Equipment & Services 3.0%
385,200	Halliburton Co. (b)	22,765,320

Food & Staples Retailing 4.5%
916,900	The Kroger Co. (a)	18,246,310
114,500	Whole Foods Market, Inc. (b)	16,502,885

		34,749,195

Food Products 2.6%
508,700	Cadbury Schweppes PLC (United Kingdom) (ADR)	20,190,303

Health Care Providers & Services 6.3%
322,400	Caremark Rx, Inc. (a)	16,893,760
110,000	CIGNA Corp.	12,745,700
322,500	UnitedHealth Group, Inc.	18,669,525

		48,308,985

Household Products 2.1%
282,700	Procter & Gamble Co. (The)	15,828,373

Independent Power Producers & Energy Traders 3.8%
289,000	TXU Corp.	29,116,750

Industrial Conglomerates 4.9%
537,200	General Electric Co.	18,216,452
717,900	Tyco International Ltd.	18,945,381

		37,161,833

Insurance 2.5%
291,700	American International Group, Inc.	18,902,160

Internet & Catalog Retail 2.4%
461,700	eBay, Inc. (a)(b)	18,283,320

Internet Software & Services 5.4%
77,800	Google, Inc. (Class A)(a)(b)	28,952,492
332,300	Yahoo!, Inc. (a)	12,285,131

		41,237,623

Metals & Mining 3.3%
208,000	Phelps Dodge Corp. (b)	25,057,760

Multi-Utilities 2.7%
474,200	Sempra Energy	21,007,060

Multiline Retail 4.4%
282,100	Federated Department Stores, Inc. (b)	17,312,477
295,100	Target Corp.	16,434,119

		33,746,596

Office Electronics 2.6%
1,451,300	Xerox Corp. (a)(b)	19,694,141

Oil, Gas & Consumable Fuels 6.3%
593,900	Nexen, Inc.	24,551,826
448,200	Suncor Energy, Inc.	24,036,966

		48,588,792

Pharmaceuticals 7.0%
411,700	Novartis AG (Switzerland) (ADR) (b)	22,157,693
226,400	Roche Holdings Ltd. (Switzerland) (ADR)	16,886,633
362,700	Sanofi-Aventis (France) (ADR)	14,551,524

		53,595,850

Semiconductors & Semiconductor Equipment 2.2%
364,500	Marvell Technology Group Ltd. (a)	16,916,445

Software 4.8%
594,500	Adobe Systems, Inc.	19,172,625
308,100	Electronic Arts, Inc. (a)(b)	17,524,728

		36,697,353

Tobacco 2.7%
274,200	Altria Group, Inc.	20,578,710

Wireless Telecommunication Services 2.0%
665,200	Sprint Nextel Corp.	15,505,812

	Total long-term investments (cost $592,363,241)	749,115,843

SHORT-TERM INVESTMENTS 24.1%
Money Market Mutual Fund
184,580,290	Dryden Core Investment Fund - Taxable Money Market Series (cost $184,580,290)(c)(d)	184,580,290

	Total Investments 121.9%
	(cost $776,943,531)(e)	933,696,133
	Liabilities in excess of other assets (21.9%)	(167,688,165)

	Net Assets 100%	$766,007,968

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $149,934,012; cash collateral of $153,359,641 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
777,211,712	$161,929,372	$5,444,951	$156,484,421

The difference between book and tax basis was attributable to deferred losses on wash sales.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Assistant Secretary of the Fund

Date December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 21, 2005

By (Signature and Title)*	/s/ Jack Benintende
Jack Benintende
Acting Principal Financial Officer

Date December 21, 2005

*	Print the name and title of each signing officer under his or her signature.